Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	6 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	June 30, 2026	December 31, 2025
Assets
Current assets
Cash and cash equivalents	$16,841,902	$3,278,253
Short-term investments	11,100,000	11,100,000
Accounts receivable, net	1,627,500	1,697,673
Advances to suppliers, net	-	-
Intercompany receivables	15,000	15,000
Other receivable	5,846,247	6,846,247
Total current assets	35,430,649	22,937,173

Non-current assets
Investments in non-VIE subsidiaries	14,307,351	14,523,251
Total non-current assets	14,307,351	14,523,251
Total Assets	$49,738,000	$37,460,424

Liabilities and Shareholders’ Equity
Current liabilities
Accounts payable	$50,000	$85,860
Intercompany payable	4,284,252	1,364,252
Total current liabilities	4,334,252	1,450,112

Total Liabilities	4,334,252	1,450,112

Commitments and Contingencies	-	-

Shareholders’ Equity
Class A Ordinary Shares, US$0.375 par value; 800,000 shares authorized, 799,861 shares issued and outstanding as of June 30, 2026; 800,000 shares authorized, 5,629 shares issued and outstanding as of December 31, 2025*	299,948	2,111
Class B Ordinary Shares, US$0.0001 par value; 150,000,000 shares authorized, 8,192,000 shares issued and outstanding;	819	819
Additional paid-in capital	35,040,217	24,920,060
Statutory reserve	836,215	836,215
Retained earnings	9,301,135	10,671,200
Accumulated other comprehensive loss	(74,586)	(420,093)
Total Shareholders’ Equity	45,403,748	36,010,312
Total Liabilities and Shareholders’ Equity	$49,738,000	$37,460,424

Schedule of Parent Company Statements of Operations

PARENT COMPANY STATEMENTS OF OPERATIONS

	Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Revenues	429,827	-
Cost of revenues	(385,782)	-
Gross profit	44,045	-

Operating expenses:
General and administrative	$977,419	$548,003
Total operating expenses	977,419	548,003

Operating loss	(933,374)	(548,003)

Other income (expense)
Net investment gain	37,514	15,616
Interest income	87,203	98,813
Other expense, net	-	(11,608)
Total other income, net	124,717	102,821

Share of loss from subsidiaries	(561,408)	(470,927)

Net loss	$(1,370,065)	$(916,109)
Comprehensive income
Net loss	$(1,370,065)	$(916,109)

Comprehensive loss	$(1,370,065)	$(916,109)
Loss per ordinary share
Basic and diluted	$(0.16)	$(0.11)

Weighted average number of ordinary shares outstanding
Basic and diluted*	8,313,997	8,197,629

*	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Cash flows from operating activities:
Net loss	$(1,370,065)	$(916,109)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:

Net investment loss	561,408	470,927
Changes in operating assets and liabilities:
Accounts receivable	70,173	-
Advances to suppliers	-	(791,780)
Prepaid expenses and other current assets	-	239,097
Accounts payable	(35,861)	-
Advances from customers	-	299,995
Due to intercompany	2,920,000	2,255
Net cash provided by (used in) operating activities	2,145,655	(695,615)

Cash flows from investing activities

Purchases of held-to maturity investments	(1,000,000)	(1,650,000)
Redemption of held-to-maturity investments	2,000,000	700,000
Refund of deposit for acquisition	-	1,000,000
Net cash provided by investing activities	1,000,000	50,000

Cash flows from financing activities
Proceeds from issuance of ordinary shares	10,417,994	-
Net cash provided by financing activities	10,417,994	-

Net increase (decrease) in cash	13,563,649	(645,615)
Cash and equivalents at beginning of period	3,278,253	6,489,424
Cash and equivalents at end of period	$16,841,902	$5,843,809